INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 6,964
Due after one through five years	125,709
Due after five through ten years
Due after ten years
Total	132,673
AVAILABLE FOR SALE, Fair value
Due in one year or less	6,976
Due after one through five years	125,804
Due after five through ten years
Due after ten years
Total	$ 132,780
AVAILABLE FOR SALE, Weighted average yield
Due in one year or less	2.93%
Due after three through five years	3.33%
Due after five through ten years
Due after ten years
Total	3.31%
HELD TO MATURITY, Amortized cost
Due in one year or less	$ 500
Due after three through five years	3,495
Due after five through ten years
Due after ten years
Total	3,995	$ 6,181
HELD TO MATURITY, Fair value
Due in one year or less	500
Due after one through five years	3,580
Due after five through ten years
Due after ten years
Total	$ 4,080	$ 6,125
HELD TO MATURITY, Weighted average yield
Due in one year or less	2.65%
Due after three through five years	3.23%
Due after five through ten years
Due after ten years
Total	3.16%